Label	Element	Value
PACE Large Co Growth Equity Investments | Class P2 Prospectus - PACE Large Co Growth Equity Investments
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	PACE Large Co Growth Equity Investments
Objective [Heading]	oef_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Shares of Class P2 are available for purchase on behalf of clients of a fee-based program or certain other advisory programs in which UBS Asset Management (Americas) LLC the fund's manager and administrator ("UBS AM"), exercises investment discretion and for which clients pay UBS AM a fee, or the clients pay an affiliate of UBS AM a fee and UBS AM receives compensation, to participate in such programs. Shares of Class P2 are also available for purchase on behalf of institutional clients with which UBS AM or its affiliates has signed a separate investment management agreement, pursuant to which such clients pay an advisory fee, and by other registered investment companies managed by UBS AM that pay a management fee at the investing/acquiring fund level.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 30, 2026
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	"Other expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 69% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	69.00%
Strategy [Heading]	oef_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Principal investments

The fund invests primarily in stocks of companies that are believed to have substantial potential for capital growth. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities issued by large capitalization companies. Large capitalization companies means companies with a total market capitalization within the market capitalization range of the companies in the Russell 1000® Growth Index at the time of purchase. Dividend income is an incidental consideration in the investment advisors' selection of stocks for the fund.

The fund may from time to time invest a significant portion of its assets in the stocks of companies in various economic sectors, such as technology. The fund may also invest, to a lesser extent, in other securities such as securities convertible into stocks, fixed income securities, initial public offerings ("IPOs") and stocks of companies with smaller total market capitalizations (i.e., capitalizations below the lower end of the market capitalization range of the companies in the Russell 1000® Growth Index at the time of purchase). The fund may invest up to 20% of its total assets in non-US securities, which may trade either within or outside the US. Non-US securities that trade within the US may include American Depositary Receipts and stocks of non-US issuers listed on US exchanges.

Management process

The fund employs a "manager of managers" structure. UBS AM, the fund's manager and primary provider of investment advisory services, has the ultimate authority, subject to oversight by the fund's board, to oversee the fund's subadvisor(s) and recommend their hiring, termination and replacement, and to allocate assets among the fund's subadvisor(s). The relative value of each subadvisor's share of the fund's assets may change over time.

UBS AM's investment process begins with subadvisor selection. UBS AM's portfolio management team constructs a list of potential subadvisors based on information primarily from internal sources and the team's collective knowledge of the industry, but also supplemented by external sources. The team then focuses its research on that list to identify a small number of the most attractive candidates. This research includes analyzing the portfolio holdings and/or positioning of a subadvisor's investment strategy to understand whether the allocation of risk and the drivers of alpha are consistent with the subadvisor's investment philosophy and stated strengths. The most attractive sub-set of those subadvisors is then selected for in-depth, on-site due diligence meetings with representatives from the investment, operations and compliance groups within UBS AM. The due diligence information is then synthesized to select the most attractive candidate(s) for the fund, subject to the board's approval.

In managing the fund and overseeing the fund's subadvisor(s), UBS AM views its research process as an ongoing one, as the team continually seeks to confirm a subadvisor's investment thesis over the appropriate investment horizon. In general, UBS AM leverages its research and market knowledge to construct funds with exposure to various subadvisors that are expected, in combination, to produce the desired overall fund characteristics. UBS AM's ongoing monitoring and risk management process incorporates daily, weekly, monthly, quarterly and annual responsibilities designed to monitor the drivers of fund risk and performance at the subadvisor level and at the overall fund level. Through this process, UBS AM may adjust a fund's positioning by altering its allocation weights across subadvisors within the fund and/or by changing the specific subadvisors within the fund.

The main strategies of the subadvisors include:

•  A strategy in which the subadvisor employs a concentrated, fundamentally driven sustainable growth strategy.

•  A strategy in which the subadvisor pursues a "growth style" of investing and seeks to capture market inefficiencies and invest in companies that it believes are reasonably priced and have strong fundamental business characteristics and sustainable and durable earnings growth.

•  A strategy in which the subadvisor invests in a focused portfolio of common stocks of large capitalization companies that it believes have a sustainable competitive advantage.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table for Class P shares of the fund, which is not offered in this prospectus. There is no performance information quoted for Class P2 shares of the fund as Class P2 shares have not completed a full calendar year of operations as of the date of this prospectus. Although Class P2 shares are invested in the same portfolio of securities as Class P shares, returns for Class P2 shares will differ from Class P shares to the extent that Class P2 shares are subject to different expenses. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Russell 1000 Index, which represents a broad measure of market performance, as well as an additional index over time. The table also includes the average annual returns of the Russell 1000 Growth Index, which is generally representative of the market sectors or types of investments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. J.P. Morgan Investment Management, Inc. ("J.P. Morgan") assumed day-to-day management of a separate portion of the fund's assets on October 5, 2012. GQG Partners LLC ("GQG") assumed day-to-day management of a separate portion of the fund's assets on December 15, 2021. Polen Capital Management, LLC ("Polen") assumed day-to-day management of a separate portion of the fund's assets on December 15, 2021. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Russell 1000 Index, which represents a broad measure of market performance, as well as an additional index over time.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	PACE Large Co Growth Equity Investments Annual Total Returns of Class P Shares
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Total return January 1 - September 30, 2025: 11.67% Best quarter during calendar years shown—2Q 2020: 28.85% Worst quarter during calendar years shown—2Q 2022: (19.06)%
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Sep. 30, 2025
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	11.67%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best quarter during calendar years shown
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	28.85%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst quarter during calendar years shown
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(19.06%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(Index reflects no deduction for fees, expenses or taxes.)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average annual total returns* (for the periods ended December 31, 2024)
PACE Large Co Growth Equity Investments | Class P2 Prospectus - PACE Large Co Growth Equity Investments | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You may lose money by investing in the fund.
PACE Large Co Growth Equity Investments | Class P2 Prospectus - PACE Large Co Growth Equity Investments | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PACE Large Co Growth Equity Investments | Class P2 Prospectus - PACE Large Co Growth Equity Investments | Equity risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Equity risk: Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The value of these securities may decline due to general market conditions, not specific to a particular company or industry. The fund could lose all of its investment in a company's stock.

PACE Large Co Growth Equity Investments | Class P2 Prospectus - PACE Large Co Growth Equity Investments | Sector risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Sector risk: Because the fund may invest a significant portion of its assets in the stocks of companies in particular economic sectors, economic changes adversely affecting such a sector may have more of an impact on the fund's performance than another fund having a broader range of investments.

PACE Large Co Growth Equity Investments | Class P2 Prospectus - PACE Large Co Growth Equity Investments | Foreign investing risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers.

PACE Large Co Growth Equity Investments | Class P2 Prospectus - PACE Large Co Growth Equity Investments | Market risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market risk: The risk that the market value of the fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic, political and social conditions in one country or geographic region could adversely impact market, economic, political and social conditions in other countries or regions.

PACE Large Co Growth Equity Investments | Class P2 Prospectus - PACE Large Co Growth Equity Investments | Liquidity risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Liquidity risk. Certain of the fund's investments may present liquidity risk. Liquidity risk involves the risk that investments cannot be readily sold at the desired time or price, and the fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the fund's value or prevent the fund from taking advantage of other investment opportunities. Liquid portfolio investments may become illiquid or less liquid after purchase by the fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.

PACE Large Co Growth Equity Investments | Class P2 Prospectus - PACE Large Co Growth Equity Investments | Initial public offerings risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Initial public offerings risk: The purchase of shares issued in IPOs may expose the fund to the risks associated with issuers that have no operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares may be volatile, involve high transaction costs, face liquidity risk, and share prices of newly-public companies may fluctuate significantly over a short period of time.

PACE Large Co Growth Equity Investments | Class P2 Prospectus - PACE Large Co Growth Equity Investments | Limited capitalization risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

PACE Large Co Growth Equity Investments | Class P2 Prospectus - PACE Large Co Growth Equity Investments | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall, and the fund's yield will tend to lag behind prevailing rates. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the fund may have to reinvest these repayments at lower interest rates. The fund may face a heightened level of interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the Federal Reserve. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for fund investments.

PACE Large Co Growth Equity Investments | Class P2 Prospectus - PACE Large Co Growth Equity Investments | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Credit risk: The risk that the fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract or transaction, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

PACE Large Co Growth Equity Investments | Class P2 Prospectus - PACE Large Co Growth Equity Investments | Management risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Management risk: The risk that the investment strategies, techniques and risk analyses employed by UBS AM and/or a subadvisor may not produce the desired results. Consequently, the fund may underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies.

PACE Large Co Growth Equity Investments | Class P2 Prospectus - PACE Large Co Growth Equity Investments | Multi-manager risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Multi-manager risk: The investment styles and strategies of the fund's subadvisors may not complement each other as expected by the fund's manager. The same security may be held by different subadvisors, or may be acquired by one subadvisor while another subadvisor of the fund decides to sell the same security. Subadvisors may have different views on the market causing them to make different investment decisions. For example, a subadvisor may determine that it is appropriate to take a temporary defensive position in short-term cash instruments at a time when another subadvisor deems it appropriate to maintain or increase market exposure. Because each subadvisor independently places trades for the fund, the fund may incur higher brokerage costs than would be the case if the fund only had one subadvisor. In addition, UBS AM may be subject to potential conflicts of interests in allocating fund assets because it pays different fees to the subadvisors which could impact its revenues.

PACE Large Co Growth Equity Investments | Class P2 Prospectus - PACE Large Co Growth Equity Investments | Class P2
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Miscellaneous expenses (includes administration fee of 0.10%)	oef_Component3OtherExpensesOverAssets	0.22%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.91%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.54%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.37%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 38	[3]
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	236	[3]
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	451	[3]
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,070	[3]
Class P2 Prospectus - PACE Large Co Growth Equity Investments | Russell 1000 Growth Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	33.36%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.96%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.78%	[4]
Class P2 Prospectus - PACE Large Co Growth Equity Investments | Russell 1000 Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	24.51%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.28%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.87%	[4]
Class P2 Prospectus - PACE Large Co Growth Equity Investments | Class P
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	4.83%
Annual Return [Percent]	oef_AnnlRtrPct	0.99%
Annual Return [Percent]	oef_AnnlRtrPct	29.84%
Annual Return [Percent]	oef_AnnlRtrPct	(3.25%)
Annual Return [Percent]	oef_AnnlRtrPct	32.02%
Annual Return [Percent]	oef_AnnlRtrPct	39.44%
Annual Return [Percent]	oef_AnnlRtrPct	20.37%
Annual Return [Percent]	oef_AnnlRtrPct	(27.78%)
Annual Return [Percent]	oef_AnnlRtrPct	35.15%
Annual Return [Percent]	oef_AnnlRtrPct	27.93%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	27.93%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.95%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.92%	[4]
Performance Inception Date	oef_PerfInceptionDate	Aug. 24, 1995
Class P2 Prospectus - PACE Large Co Growth Equity Investments | Class P | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	24.68%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.17%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.91%	[4]
Class P2 Prospectus - PACE Large Co Growth Equity Investments | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.82%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.71%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.24%	[4]

[1]	"Other expenses" are based on estimated amounts for the current fiscal year. "Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[2]	The fund and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated through November 30, 2026 with respect to Class P2 to waive (i) its management fees in an amount equal to the portion of the management fees UBS AM retains after payment by UBS AM of any subadvisory fees, and (ii) its administrative services fees in an amount equal to the portion of the administrative services fees UBS AM retains after payment by UBS AM of any sub-administration fees and charges paid to third parties. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM.
[3]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[4]	Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.